Significant Accounting Policies, Deferred Implementation and Other Costs (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Deferred Implementation and Other Costs [Abstract]
Capitalized contract costs, current	$ 4,718	$ 4,751	$ 4,712
Capitalized contract cost, non-current	$ 8,677	7,887	$ 8,551
Implementation and Other Costs [Member]
Deferred Implementation and Other Costs [Abstract]
Capitalized contract costs, amortization period	5 years
Capitalized contract costs, amortization	$ 5,744	6,108
Capitalized contract costs, current	2,287	2,839
Capitalized contract cost, non-current	$ 3,444	$ 3,293